UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2015 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Trilogy Global Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2015

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 12.6%
Amazon.com, Inc. (United States)*	837	$448,758
Carnival PLC (United States)	9,962	552,171
Cie Financiere Richemont, S.A. (Switzerland)	3,395	293,034
Daimler AG (Germany)	3,617	323,562
The Home Depot, Inc. (United States)	3,343	391,231
Honda Motor Co., Ltd. (Japan)	26,321	884,320
HUGO BOSS AG (Germany)	7,414	893,952
The Priceline Group, Inc. (United States)*	788	979,933
Ralph Lauren Corp. (United States)	3,676	462,772
Suzuki Motor Corp. (Japan)	6,900	240,203
Tata Motors, Ltd., Sponsored ADR (India)	5,932	175,943
Toyota Motor Corp. (Japan)	4,471	297,723
Urban Outfitters, Inc. (United States)*	27,835	907,978
Viacom, Inc., Class B (United States)	4,450	253,650
Whitbread PLC (United Kingdom)	4,123	333,812
Wyndham Worldwide Corp. (United States)	3,404	280,898
Total Consumer Discretionary		7,719,940
Consumer Staples - 6.6%
Ambev, S.A., ADR (Brazil)	38,296	217,521
Anheuser-Busch InBev N.V. (Belgium)	3,045	363,822
Diageo PLC (United Kingdom)	33,665	943,720
Japan Tobacco, Inc. (Japan)	10,400	403,693
Koninklijke Ahold N.V. (Netherlands)	18,589	369,954
Philip Morris International, Inc. (United States)	9,729	832,121
Reckitt Benckiser Group PLC (United Kingdom)	4,716	452,254
Sprouts Farmers Market, Inc. (United States)*	14,500	355,540
Unilever NV, Dutch Cert (United Kingdom)	3,279	146,893
Total Consumer Staples		4,085,518
Energy - 6.3%
Apache Corp. (United States)	6,203	284,470
BP Group PLC (United Kingdom)	52,076	320,773
Cabot Oil & Gas Corp. (United States)	14,949	391,066
Cimarex Energy Co. (United States)	3,000	312,360
CNOOC, Ltd. (China)	184,900	226,898
EOG Resources, Inc. (United States)	9,135	705,131
Noble Energy, Inc. (United States)	7,274	256,263
Royal Dutch Shell PLC, A Shares (Netherlands)	11,548	331,004

	Shares	Value
Schlumberger, Ltd. (United States)	9,403	$778,757
Total S.A. (France)	5,116	252,438
Total Energy		3,859,160
Financials - 22.2%
Allianz SE (Germany)	2,862	468,831
American International Group, Inc. (United States)	7,871	504,688
Ameriprise Financial, Inc. (United States)	3,778	474,781
Banco Bradesco, S.A., ADR (Brazil)	30,263	240,288
Bank of America Corp. (United States)	18,975	339,273
BNP Paribas S.A. (France)	16,010	1,041,406
Capital One Financial Corp. (United States)	6,891	560,238
Citigroup, Inc. (United States)	27,185	1,589,235
Credit Suisse Group AG (Switzerland)*	44,422	1,310,485
Daiwa Securities Group, Inc. (Japan)	23,700	184,159
HSBC Holdings PLC (United Kingdom)	31,454	284,106
Industrial & Commercial Bank of China, Ltd., Class H (China)	311,600	214,065
Intesa Sanpaolo S.p.A (Italy)	236,282	909,716
JPMorgan Chase & Co. (United States)	27,746	1,901,433
Sberbank of Russia, Sponsored ADR (Russia)	16,475	81,056
Schroders PLC (United Kingdom)	10,631	523,793
Sony Financial Holdings, Inc. (Japan)	6,280	120,048
St. James’s Place PLC (United Kingdom)	27,399	418,048
Sumitomo Mitsui Financial Group, Inc. (Japan)	21,450	967,267
T. Rowe Price Group, Inc. (United States)	14,546	1,121,933
Tokio Marine Holdings, Inc. (Japan)	8,600	358,131
Total Financials		13,612,980
Health Care - 10.2%
Agilent Technologies, Inc. (United States)	11,211	459,091
Amgen, Inc. (United States)	6,575	1,161,079
Express Scripts Holding Co. (United States)*	10,237	922,047
Gilead Sciences, Inc. (United States)	4,674	550,878
Novo Nordisk A/S Class B (Denmark)	6,434	379,712
Perrigo Co. PLC (Ireland)	3,993	767,455
Roche Holding AG (Switzerland)	4,219	1,218,965
Sanofi (France)	4,868	524,727
Sonova Holding AG (Switzerland)	2,033	289,417
Total Health Care		6,273,371

AMG Trilogy Global Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.0%
Adecco, S.A. (Switzerland)*	10,430	$870,514
CK Hutchison Holdings, Ltd. (Hong Kong)	14,909	221,301
Cummins, Inc. (United States)	2,808	363,720
Hino Motors, Ltd. (Japan)	11,600	150,117
Koninklijke Philips N.V. (Netherlands)	13,020	362,818
Kuehne + Nagel International AG (Switzerland)	1,945	268,502
Mitsubishi Electric Corp. (Japan)	27,100	291,061
Prysmian S.p.A. (Italy)	13,114	301,108
Ryanair Holdings PLC, Sponsored ADR (Ireland)	10,164	753,254
Safran, S.A. (France)	4,299	325,480
Union Pacific Corp. (United States)	11,751	1,146,780
United Continental Holdings, Inc. (United States)*	7,195	405,726
United Rentals, Inc. (United States)*	3,789	253,825
Wolseley PLC (Switzerland)	16,112	1,069,770
Total Industrials		6,783,976
Information Technology - 19.9%
Apple, Inc. (United States)	6,003	728,164
Broadcom Corp., Class A (United States)	11,271	570,425
Cognizant Technology Solutions Corp., Class A (United States)*	17,018	1,073,836
Google, Inc., Class A (United States)*	2,325	1,528,687
Google, Inc., Class C (United States)*	1,359	850,204
Hitachi, Ltd. (Japan)	31,876	206,518
Intuit, Inc. (United States)	2,804	296,579
Juniper Networks, Inc. (United States)	37,692	1,071,207
Lenovo Group, Ltd. (China)	115,700	125,400
MasterCard, Inc., Class A (United States)	15,151	1,475,707
Micron Technology, Inc. (United States)*	33,711	623,991
Microsoft Corp. (United States)	13,646	637,268
Samsung Electronics Co., Ltd., GDR (South Korea)	2,864	1,452,048
SanDisk Corp. (United States)	4,900	295,421
SAP SE (Germany)	5,904	424,161
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	21,654	478,770
Telefonaktiebolaget LM Ericsson (Sweden)	36,850	394,002
Total Information Technology		12,232,388

	Shares	Value
Materials - 3.7%
Akzo Nobel NV (Netherlands)	4,674	$334,448
Glencore PLC (Switzerland)*	170,828	553,501
LafargeHolcim, Ltd. (Switzerland)*	6,062	421,785
LyondellBasell Industries N.V., Class A (United States)	3,574	335,348
Mondi PLC (South Africa)	15,082	362,045
The Sherwin-Williams Co. (United States)	851	236,374
Total Materials		2,243,501
Telecommunication Services - 2.6%
Softbank Corp. (Japan)	13,100	724,091
Verizon Communications, Inc. (United States)	7,803	365,102
Vodafone Group PLC (United Kingdom)	142,062	538,129
Total Telecommunication Services		1,627,322
Utilities - 1.1%
ITC Holdings Corp. (United States)	8,800	297,264
NRG Energy, Inc. (United States)	16,115	361,782
Total Utilities		659,046
Total Common Stocks (cost $53,441,327)		59,097,202
Warrants - 1.4%
Financials - 0.7%
Housing Development Finance Corp., Ltd., (Netherlands)*	22,066	458,973
Industrials - 0.7%
Bharti Infratel, Ltd., (Netherlands)*	47,329	328,937
Bharti Infratel, Ltd., (Netherlands)*	12,389	86,104
Total Industrials		415,041
Total Warrants (cost $560,252)		874,014
Other Investment Companies - 3.1%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08% (cost $1,881,195)	1,881,195	1,881,195
Total Investments - 100.7% (cost $55,882,774)		61,852,411
Other Assets, less Liabilities - (0.7)%		(417,122)
Net Assets - 100.0%		$61,435,289

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2015

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 14.4%
ANTA Sports Products, Ltd. (China)	437,108	$1,120,442
Belle International Holdings, Ltd. (Hong Kong)	474,000	492,803
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	876,000	1,160,383
Coway Co., Ltd. (South Korea)	6,937	579,112
Dongfeng Motor Group Co., Ltd., Class H (China)	1,140,988	1,312,483
Genting Bhd (Malaysia)	358,866	763,146
Halla Visteon Climate Control Corp. (South Korea)	14,052	436,410
Hankook Tire Co., Ltd. (South Korea)	25,936	900,491
Hyundai Motor Co. (South Korea)	11,022	1,404,094
Imperial Holdings, Ltd. (South Africa)	90,365	1,212,836
Maruti Suzuki India, Ltd. (India)	12,260	827,434
Multiplus, S.A. (Brazil)	63,180	764,666
Naspers, Ltd., N Shares (South Africa)	9,073	1,264,443
Sands China, Ltd. (Macau)	465,647	2,055,029
Woolworths Holdings, Ltd. (South Africa)	77,105	603,955
Total Consumer Discretionary		14,897,727
Consumer Staples - 5.3%
Ambev, S.A., ADR (Brazil)	166,558	946,050
Cia Brasileira de Distribuicao, ADR (Brazil)[2]	26,605	578,393
Gruma S.A.B de CV, Class B (Mexico)	45,100	590,044
Lenta, Ltd., GDR (Russia)*	56,463	434,201
Magnit PJSC, Sponsored GDR (Russia)	35,500	1,922,389
President Chain Store Corp. (Taiwan)	88,485	643,540
Shoprite Holdings, Ltd. (South Africa)	28,712	381,011
Total Consumer Staples		5,495,628
Energy - 3.5%
Adaro Energy Tbk PT (Indonesia)	1,662,750	72,486
China Petroleum & Chemical Corp., ADR (China)	19,326	1,453,509
CNOOC, Ltd., Sponsored, ADR (China)	10,594	1,299,354
Lukoil PJSC, Sponsored ADR (Russia)	16,759	690,112
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	84,454	37,434
Total Energy		3,552,895
Financials - 24.7%
Axis Bank, Ltd. (India)	91,147	814,516
Banco Bradesco, S.A., ADR (Brazil)	203,666	1,617,108
Banco de Chile, ADR (Chile)[2]	17,193	1,071,317
Bancolombia, S.A., Sponsored ADR (Colombia)	27,524	1,062,426

	Shares	Value
Bangkok Bank PCL (Thailand)	153,700	$723,146
Bank Mandiri Persero Tbk PT (Indonesia)	1,548,293	1,087,017
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,305,047	964,132
BDO Unibank, Inc. (Philippines)	281,530	618,401
CETIP, S.A. - Mercados Organizados (Brazil)	82,075	849,527
Credicorp, Ltd. (Peru)	8,019	1,057,706
Dongbu Insurance Co., Ltd. (South Korea)	24,378	1,158,879
Emaar Malls Group PJSC (United Arab Emirates)*	980,457	866,208
FirstRand, Ltd. (South Africa)	146,138	631,323
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	295,300	1,560,027
Housing Development Finance Corp. (India)	77,090	1,610,648
ICICI Bank, Ltd., Sponsored ADR (India)	133,846	1,347,829
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,634,412	1,122,821
Itau Unibanco Holding, S.A., Class H, Sponsored ADR (Brazil)	192,517	1,671,051
Kasikornbank PCL, (Thailand)	219,200	1,109,121
Kasikornbank PCL, NVDR (Thailand)	61,800	311,685
PICC Property & Casualty Co., Ltd., Class H (China)	691,288	1,438,363
Sberbank of Russia, Sponsored ADR (Russia)	428,402	2,107,707
Shinhan Financial Group Co., Ltd. (South Korea)	20,707	741,045
Total Financials		25,542,003
Health Care - 3.8%
Dr. Reddy’s Laboratories, Ltd. (India)	21,972	1,399,877
Life Healthcare Group Holdings, Ltd. (South Africa)	393,850	1,162,112
Richter Gedeon Nyrt (Hungary)	85,581	1,374,977
Total Health Care		3,936,966
Industrials - 10.1%
Alfa S.A.B de CV, Class A (Mexico)	488,100	969,687
Alliance Global Group, Inc. (Philippines)	1,869,090	923,201
The Bidvest Group, Ltd. (South Africa)	64,562	1,567,730
CCR, S.A. (Brazil)	274,087	1,218,360
Copa Holdings, S.A. Class A (Panama)[2]	9,284	701,221
Embraer, S.A., Sponsored ADR (Brazil)	39,971	1,113,192
Globaltrans Investment PLC, Sponsored GDR (Cyprus)*	82,154	295,344
Hiwin Technologies Corp. (Taiwan)	83,000	514,465
Hyundai Glovis Co., Ltd. (South Korea)	4,154	693,553
KOC Holding A.S. (Turkey)	318,587	1,412,994

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 10.1% (continued)
Localiza Rent a Car, S.A. (Brazil)	59,868	$491,330
Zhuzhou CSR Times Electric Co., Ltd., Class H (China)	78,000	528,800
Total Industrials		10,429,877
Information Technology - 22.3%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	13,649	1,069,263
Baidu, Inc., Sponsored ADR (China)*	17,400	3,004,284
Cielo, S.A. (Brazil)	47,147	601,601
Delta Electronics, Inc. (Taiwan)	264,720	1,302,151
HCL Technologies, Ltd. (India)	99,253	1,545,260
Hon Hai Precision Industry Co., Ltd. (Taiwan)	735,305	2,114,613
Infosys, Ltd., Sponsored ADR (India)	66,444	1,123,568
Lenovo Group, Ltd. (China)	618,000	669,812
MediaTek, Inc. (Taiwan)	102,105	1,073,346
NetEase, Inc., ADR (China)	15,707	2,177,461
Samsung Electronics Co., Ltd. (South Korea)	2,833	2,874,240
SK Hynix, Inc. (South Korea)	30,102	950,633
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	727,632	3,179,761
TOTVS, S.A. (Brazil)	55,791	572,746
Yandex NV, Class A (Russia)*	52,041	723,890
Total Information Technology		22,982,629
Materials - 6.2%
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	619,494	1,692,098
Korea Zinc Co., Ltd. (South Korea)	4,569	1,930,465
LG Chem, Ltd. (South Korea)	5,128	1,096,386
MMC Norilsk Nickel OJSC, ADR (Russia)	29,469	454,636
UPL, Ltd. (India)	150,102	1,252,824
Total Materials		6,426,409
Telecommunication Services - 2.0%
MTN Group, Ltd. (South Africa)	46,622	776,198
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	5,871,247	1,274,186
Total Telecommunication Services		2,050,384
Utilities - 3.9%
China Resources Power Holdings Co., Ltd. (Hong Kong)	370,000	950,366
Huaneng Power International, Inc., Class H (China)	428,741	519,549

	Shares	Value
Huaneng Renewables Corp., Ltd., Class H (China)	3,540,000	$1,502,775
Power Grid Corp. of India, Ltd. (India)	494,822	1,094,942
Total Utilities		4,067,632
Total Common Stocks (cost $108,110,290)		99,382,150
Preferred Stocks - 0.5%
Consumer Discretionary - 0.5%
Lojas Americanas, S.A. (Brazil) (cost $565,157)	103,971	520,166
Warrants - 0.0%#
Consumer Discretionary - 0.0%#
Genting Bhd, 12/18/18 (Malaysia)* (cost $71,304)	142,960	37,193

	Principal Amount
Short-Term Investments - 4.4%
Repurchase Agreements - 1.1%[3]
Bank of Montreal, dated 07/31/15, due 08/03/15, 0.130%, total to be received $147,653 (collateralized by various U.S. Government Agency Obligations, 0.875% - 3.875%, 07/31/16 - 08/15/40, totaling $150,604)	$147,651	147,651
Barclays Capital, Inc. dated 07/31/15, due 08/03/15, 0.150%, total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.750%, 08/15/15 - 11/15/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,147,651

	Shares
Other Investment Companies - 3.3%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	3,332,301	3,332,301
Total Short-Term Investments (cost $4,479,952)		4,479,952
Total Investments - 101.1% (cost $113,226,703)		104,419,461
Other Assets, less Liabilities - (1.1)%		(1,110,919)
Net Assets - 100.0%		$103,308,542

AMG Trilogy International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2015

	Shares	Value
Common Stocks - 96.1%
Consumer Discretionary - 23.7%
CyberAgent, Inc. (Japan)	8,246	$354,664
Daiichikosho Co., Ltd. (Japan)	10,106	397,361
Eclat Textile Co., Ltd. (Taiwan)	25,548	373,751
Entertainment One, Ltd. (Canada)	113,487	590,548
Gulliver International Co., Ltd. (Japan)[2]	51,457	510,057
Haseko Corp. (Japan)	32,223	408,038
Martinrea International, Inc. (Canada)	39,676	409,547
Nokian Renkaat OYJ (Finland)	15,357	461,510
Piaggio & C S.p.A. (Italy)	64,760	206,203
Stanley Electric Co., Ltd. (Japan)	25,212	538,218
Techtronic Industries Co. (Hong Kong)	111,870	393,957
Tom Tailor Holding AG (Germany)*,[2]	41,070	410,348
The Yokohama Rubber Co. Ltd. (Japan)	24,472	483,976
Total Consumer Discretionary		5,538,178
Consumer Staples - 6.4%
Britvic PLC (United Kingdom)	34,318	367,228
Eurocash, S.A. (Poland)	36,212	416,212
Lenta, Ltd., GDR (Russia)*	13,876	106,707
PureCircle, Ltd. (Malaysia)*	94,876	604,504
Total Consumer Staples		1,494,651
Energy - 5.1%
Genel Energy PLC (United Kingdom)*	48,206	278,576
Petrofac, Ltd. (United Kingdom)	32,646	448,637
Tsakos Energy Navigation, Ltd. (Greece)	50,828	463,551
Total Energy		1,190,764
Financials - 25.9%
Aareal Bank AG (Germany)	10,121	412,906
Aozora Bank, Ltd. (Japan)	97,729	375,003
Aurelius AG (Germany)	10,095	487,858
Banca Generali S.p.A. (Italy)	15,624	514,085
Bank of Georgia Holdings PLC (Georgia)	16,234	505,222
BinckBank NV (Netherlands)	54,106	512,498
BUWOG AG (Austria)*,[2]	19,934	401,870
Close Brothers Group PLC (United Kingdom)	20,939	474,496
Dongbu Insurance Co., Ltd. (South Korea)	4,008	190,532
Grand City Properties, S.A. (Luxembourg)	33,855	585,791
International Personal Finance PLC (United Kingdom)	74,911	465,878
Leopalace21 Corp. (Japan)*	77,969	426,363
Monex Group, Inc. (Japan)	168,631	456,944
Yes Bank, Ltd. (India)	18,995	245,252
Total Financials		6,054,698

	Shares	Value
Health Care - 2.0%
Sawai Pharmaceutical Co., Ltd. (Japan)	7,880	$482,335
Industrials - 20.2%
Ashtead Group PLC (United Kingdom)	25,054	384,192
Chiyoda Corp. (Japan)	55,956	450,892
Cramo OYJ (Finland)	19,183	387,595
Makita Corp. (Japan)	7,946	438,676
Nabtesco Corp. (Japan)	16,154	354,724
Ramirent OYJ (Finland)	61,323	483,266
Speedy Hire PLC (United Kingdom)	456,813	369,174
Tadano, Ltd. (Japan)	39,087	629,762
Wienerberger AG (Austria)	31,767	524,757
Zumtobel Group AG (Austria)[2]	22,390	698,351
Total Industrials		4,721,389
Information Technology - 9.8%
COOKPAD, Inc. (Japan)	31,732	654,179
Opera Software ASA (Norway)[2]	68,014	543,082
Tieto OYJ (Finland)	19,270	493,414
UBISOFT Entertainment (France)*	31,154	605,274
Total Information Technology		2,295,949
Materials - 3.0%
BillerudKorsnas AB (Sweden)	17,909	275,112
Borregaard ASA (Norway)	68,714	435,327
Total Materials		710,439
Total Common Stocks (cost $20,557,092)		22,488,403

AMG Trilogy International Small Cap Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 11.3%
Repurchase Agreements - 9.8%[3]
Bank of Montreal, dated 07/31/15, due 08/03/15, 0.130%, total to be received $274,814 (collateralized by various U.S. Government Agency Obligations, 0.875% - 3.875%, 07/31/16 - 08/15/40, totaling $280,307)	$274,811	$274,811
Citigroup Global Markets, Inc., dated 07/31/15, due 08/03/15, 0.160%, total to be received $1,000,013 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 04/30/16 - 09/01/47, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA Inc., dated 07/31/15, due 08/03/15, 0.140%, total to be received $1,000,012 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 08/01/22 - 08/01/48, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,274,811

	Shares	Value

Other Investment Companies - 1.5%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	355,809	$355,809
Total Short-Term Investments (cost $2,630,620)		2,630,620

Total Investments - 107.4% (cost $23,187,712)		25,119,023
Other Assets, less Liabilities - (7.4)%		(1,723,699)
Net Assets - 100.0%		$23,395,324

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2015

	Shares	Value
Common Stocks - 91.8%
Consumer Discretionary - 24.0%
Belle International Holdings, Ltd. (Hong Kong)	481,000	$500,081
BorgWarner, Inc. (United States)	1,460	72,577
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	62,000	82,127
Dongfeng Motor Group Co., Ltd., Class H (China)	696,000	800,611
Hankook Tire Co., Ltd. (South Korea)	4,223	146,621
Hermes International (France)	94	36,555
Imperial Holdings, Ltd. (South Africa)	30,493	409,263
LVMH Moet Hennessy Louis Vuitton SE (France)	2,115	395,630
Naspers, Ltd., N Shares (South Africa)	5,741	800,085
NIKE, Inc., Class B (United States)	1,284	147,942
The Priceline Group, Inc. (United States)*	577	717,540
Sands China, Ltd. (Macau)	252,800	1,115,676
Suzuki Motor Corp. (Japan)	2,800	97,474
Tata Motors, Ltd., Sponsored ADR (India)	5,642	167,342
Yum! Brands, Inc. (United States)	16,286	1,429,259
Total Consumer Discretionary		6,918,783
Consumer Staples - 6.5%
Ambev, S.A., ADR (Brazil)	36,998	210,149
The Estee Lauder Cos., Inc., Class A (United States)	5,164	460,164
Gruma S.A.B de CV, Class B (Mexico)	7,000	91,581
Lenta, Ltd., GDR (Russia)*	27,694	212,967
Magnit PJSC, Sponsored GDR (Russia)	10,245	554,785
Nestle, S.A. (Switzerland)	4,125	312,057
Shoprite Holdings, Ltd. (South Africa)	2,135	28,332
Total Consumer Staples		1,870,035
Energy - 2.9%
Halliburton Co. (United States)	5,061	211,499
Schlumberger, Ltd. (United States)	7,764	643,014
Total Energy		854,513
Financials - 10.0%
Banco Bradesco, S.A., ADR (Brazil)	35,543	282,211
Bank Mandiri Persero Tbk PT (Indonesia)	91,500	64,240
Citigroup, Inc. (United States)	24,336	1,422,682
ICICI Bank, Ltd., Sponsored ADR (India)	28,107	283,037
Kasikornbank PCL, NVDR (Thailand)	30,900	155,843
Sberbank of Russia, Sponsored ADR (Russia)	139,763	687,624
Total Financials		2,895,637

	Shares	Value
Health Care - 7.6%
Agilent Technologies, Inc. (United States)	11,660	$477,477
Fresenius SE & Co. KGaA (Germany)	2,248	155,552
Novo Nordisk A/S Class B (Denmark)	6,947	409,987
Roche Holding AG (Switzerland)	2,729	788,470
Sanofi (France)	3,264	351,830
Total Health Care		2,183,316
Industrials - 9.2%
3M Co. (United States)	541	81,875
The Bidvest Group, Ltd. (South Africa)	14,720	357,439
CCR, S.A. (Brazil)	50,197	223,134
Cummins, Inc. (United States)	2,099	271,883
FANUC Corp. (Japan)	1,100	183,465
Hino Motors, Ltd. (Japan)	22,400	289,881
Hyundai Glovis Co., Ltd. (South Korea)	1,618	270,142
Kansas City Southern (United States)	4,200	416,598
Localiza Rent a Car, S.A. (Brazil)	22,794	187,068
Mitsubishi Electric Corp. (Japan)	19,000	204,065
Mitsubishi Heavy Industries Ltd. (Japan)	14,000	74,020
Parker Hannifin Corp. (United States)	744	83,886
Total Industrials		2,643,456
Information Technology - 31.2%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	3,455	270,665
Baidu, Inc., Sponsored ADR (China)*	6,200	1,070,492
Cielo, S.A. (Brazil)	9,107	116,206
Cisco Systems, Inc. (United States)	33,928	964,234
Google, Inc., Class A (United States)*	1,404	923,130
Google, Inc., Class C (United States)*	165	103,226
Infineon Technologies AG (Germany)	69,403	778,509
Lenovo Group, Ltd. (China)	932,000	1,010,137
Marvell Technology Group, Ltd. (Bermuda)	13,561	168,699
MasterCard, Inc., Class A (United States)	7,810	760,694
Microsoft Corp. (United States)	13,638	636,895
QUALCOMM, Inc. (United States)	15,109	972,869
Samsung Electronics Co., Ltd., GDR (South Korea)	647	328,029
SK Hynix, Inc. (South Korea)	1,339	42,286
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	19,572	432,737

AMG Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 31.2% (continued)
Yandex NV, Class A (Russia)*	30,270	$421,056
Total Information Technology		8,999,864
Materials - 0.4%
Glencore PLC (Switzerland)*	38,792	125,690
Total Materials		125,690
Total Common Stocks (cost $27,605,589)		26,491,294
Preferred Stocks - 1.2%
Consumer Discretionary - 1.2%
Lojas Americanas, S.A. (Brazil) (cost $351,094)	66,960	335,000
Other Investment Companies - 7.2%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08% (cost $2,064,188)	2,064,188	2,064,188

	Shares	Value
Total Investments - 100.2% (cost $30,020,871)		$28,890,482
Other Assets, less Liabilities - (0.2)%		(43,419)
Net Assets - 100.0%		$28,847,063

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$56,109,786	$10,395,366	$(4,652,741)	$5,742,625
AMG Trilogy Emerging Markets Equity Fund	114,037,189	9,135,847	(18,753,575)	(9,617,728)
AMG Trilogy International Small Cap Fund	23,243,207	4,278,233	(2,402,417)	1,875,816
AMG Trilogy Emerging Wealth Equity Fund	30,020,871	1,048,900	(2,179,289)	(1,130,389)

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Yield shown represents the July 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of July 31, 2015, amounting to:

Fund	Market Value	% of Net Assets
AMG Trilogy Emerging Markets Equity Fund	$1,116,839	1.1%
AMG Trilogy International Small Cap Fund	1,564,589	6.7%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy Global Equity Fund†
Belgium	0.6%
Brazil	0.8%
China	0.9%
Denmark	0.6%
France	3.6%
Germany	3.5%
Hong Kong	0.4%
India	0.3%
Ireland	2.6%
Italy	2.0%
Japan	8.0%
Netherlands	3.8%
Russia	0.1%
South Africa	0.6%
South Korea	2.4%
Sweden	0.7%
Switzerland	10.5%
Taiwan	0.8%
United Kingdom	6.6%
United States	51.2%

100.0%

Country	AMG Trilogy Emerging Markets Equity Fund†
Brazil	11.0%
Chile	1.1%
China	17.2%
Colombia	1.1%
Cyprus	0.3%
Hong Kong	2.6%
Hungary	1.4%
India	11.0%
Indonesia	3.4%
Macau	2.1%
Malaysia	0.8%
Mexico	4.8%
Panama	0.7%
Peru	1.1%
Philippines	1.5%
Russia	6.3%
South Africa	7.6%
South Korea	12.8%
Taiwan	8.8%
Thailand	2.1%
Turkey	1.4%
United Arab Emirates	0.9%

100.0%

†	As a percentage of long-term investments as of July 31, 2015.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy International Small Cap Fund†
Austria	7.2%
Canada	4.4%
Finland	8.1%
France	2.7%
Georgia	2.2%
Germany	5.8%
Greece	2.1%
Hong Kong	1.8%
India	1.1%
Italy	3.2%
Japan	31.0%
Luxembourg	2.6%
Malaysia	2.7%
Netherlands	2.3%
Norway	4.3%
Poland	1.9%
Russia	0.5%
South Korea	0.8%
Sweden	1.2%
Taiwan	1.7%
United Kingdom	12.4%

100.0%

Country	AMG Trilogy Emerging Wealth Equity Fund†
Bermuda	0.6%
Brazil	5.0%
China	11.8%
Denmark	1.5%
France	2.9%
Germany	3.5%
Hong Kong	2.2%
India	1.7%
Indonesia	0.2%
Japan	3.2%
Macau	4.2%
Mexico	0.3%
Russia	7.0%
South Africa	6.0%
South Korea	2.9%
Switzerland	4.6%
Taiwan	1.6%
Thailand	0.6%
United States	40.2%

100.0%

†	As a percentage of long-term investments as of July 31, 2015.

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee and Pricing Committee are the committees appointed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of July 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities

Common Stocks
Financials	$6,731,869	$6,881,111	—	$13,612,980
Information Technology	11,082,307	1,150,081	—	12,232,388
Consumer Discretionary	3,901,163	3,818,777	—	7,719,940
Industrials	2,923,305	3,860,671	—	6,783,976
Health Care	3,860,550	2,412,821	—	6,273,371
Consumer Staples	1,405,182	2,680,336	—	4,085,518
Energy	2,728,047	1,131,113	—	3,859,160
Materials	571,722	1,671,779	—	2,243,501
Telecommunication Services	365,102	1,262,220	—	1,627,322
Utilities	659,046	—	—	659,046
Warrants†	—	874,014	—	874,014
Short-Term Investments	1,881,195	—	—	1,881,195

Total Investments in Securities	$36,109,488	$25,742,923	—	$61,852,411

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities

Common Stocks
Financials	$10,236,991	$15,305,012	—	$25,542,003
Information Technology	10,818,073	12,164,556	—	22,982,629
Consumer Discretionary	764,666	14,133,061	—	14,897,727
Industrials	4,789,134	5,640,743	—	10,429,877
Materials	1,692,098	4,734,311	—	6,426,409
Consumer Staples	2,548,688	2,946,940	—	5,495,628
Utilities	—	4,067,632	—	4,067,632
Health Care	—	3,936,966	—	3,936,966
Energy	2,752,863	800,032	—	3,552,895
Telecommunication Services	—	2,050,384	—	2,050,384
Preferred Stocks	520,166	—	—	520,166
Warrants†	37,193	—	—	37,193
Short-Term Investments
Repurchase Agreements	—	1,147,651	—	1,147,651
Other Investment Companies	3,332,301	—	—	3,332,301

Total Investments in Securities	$37,492,173	$66,927,288	—	$104,419,461

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities

Common Stocks
Financials	$1,099,876	$4,954,822	—	$6,054,698
Consumer Discretionary	409,547	5,128,631	—	5,538,178
Industrials	1,067,525	3,653,864	—	4,721,389
Information Technology	—	2,295,949	—	2,295,949
Consumer Staples	711,211	783,440	—	1,494,651
Energy	912,188	278,576	—	1,190,764
Materials	435,327	275,112	—	710,439
Health Care	—	482,335	—	482,335
Short-Term Investments
Repurchase Agreements	—	2,274,811	—	2,274,811
Other Investment Companies	355,809	—	—	355,809

Total Investments in Securities	$4,991,483	$20,127,540	—	$25,119,023

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Wealth Equity Fund
Investments in Securities

Common Stocks
Information Technology	$7,168,932	$1,830,932	—	$8,999,864
Consumer Discretionary	2,534,660	4,384,123	—	6,918,783
Financials	1,987,930	907,707	—	2,895,637
Industrials	1,264,444	1,379,012	—	2,643,456
Health Care	477,477	1,705,839	—	2,183,316
Consumer Staples	974,861	895,174	—	1,870,035
Energy	854,513	—	—	854,513
Materials	—	125,690	—	125,690
Preferred Stocks	335,000	—	—	335,000
Other Investment Companies	2,064,188	—	—	2,064,188

Total Investments in Securities	$17,662,005	$11,228,477	—	$28,890,482

†	All warrants held in the AMG Trilogy Global Equity Fund are Level 2 securities and all warrants held in the AMG Trilogy Emerging Markets Equity Fund are Level 1 securities. For a detailed breakout of the warrants by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of July 31, 2015, the AMG Trilogy Emerging Wealth Fund had no transfers between levels from the beginning of the period.

As of July 31, 2015, the following Funds had transfers between Level 1 and Level 2 as follows:

AMG Trilogy Global Equity Fund	Transfer into Level 1[1]	Transfer out of Level 1	Transfer into Level 2	Transfer out of Level 2[1]
Assets:
Common Stocks	$1,328,990	—	—	$(1,328,990)

AMG Trilogy Emerging Markets Equity Fund	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$1,794,672	$(1,685,099)	$1,685,099	$(1,794,672)

AMG Trilogy International Small Cap Fund	Transfer into Level 1[1]	Transfer out of Level 1	Transfer into Level 2	Transfer out of Level 2[1]
Assets:
Common Stocks	$529,912	—	—	$(529,912)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

NVDR: Non-Voting Depository Receipt

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 14, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	September 14, 2015